Note 13 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2012	2013	2014
Income:
Net loss attributable to common shareholders’	(13,198,741)	(103,424,827)	(19,359,005)
Basic earnings per share:
Weighted average common shares – Outstanding	38,950,100	45,442,841	54,794,181
Basic loss per share	(0.34)	(2.28)	(0.35)
Effect of dilutive securities
Weighted average common shares – Outstanding	38,950,100	45,442,841	54,794,181
Diluted loss per share	(0.34)	(2.28)	(0.35)

During 2012, 2013 and 2014, the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was 0, 115,807 and 183,952 shares in 2012, 2013 and 2014, respectively.